Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash	$ 2,266,639	$ 959,309
Inventory	1,093,765	967,993
Prepaid expense and other current assets	307,341	215,673
Total current assets	3,667,745	2,142,975
Long-term assets:
Property and equipment, net	5,240	4,552
Other assets	3,500	3,500
Total long-term assets	8,740	8,052
Total assets	3,676,485	2,151,027
Long-term liabilities:
Accounts payable	408,083	342,050
Accrued expenses and other liabilities	319,464	248,968
Current portion of derivative liability	1,000,000	0
Current portion of PPP Loan	0	37,442
Total current liabilities	1,727,547	628,460
Long-term portion of PPP loan	0	138,858
Accrued interest	167,137	17,781
Derivative liability, net of current portion	1,207,475	2,316,419
Total long-term liabilities	2,974,612	3,023,058
Total liabilities	4,702,159	3,651,518
Commitments and contingencies
Stockholders’ deficit:
Common stock, $0.001 par value, 800,000,000 shares authorized; 237,169,770 shares issued as of June 30, 2022 and September 30, 2021, respectively, and 236,994,770 and 236,719,770 shares outstanding as of June 30, 2022 and September 30, 2021, respectively	236,720	193,045
Additional paid-in capital	48,534,525	41,862,901
Accumulated deficit	(49,796,919)	(43,556,437)
Total stockholders’ deficit	(1,025,674)	(1,500,491)
Total liabilities and stockholders’ deficit	3,676,485	2,151,027
Convertible Notes Payable Series One [Member]
Long-term liabilities:
Convertible notes	550,000	550,000
Convertible Notes Payable Series Two [Member]
Long-term liabilities:
Convertible notes	$ 1,050,000	$ 0